Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State taxes, net of federal benefit	2.08%	2.70%	3.24%
Foreign rate differential	(0.45%)	(0.55%)	(0.34%)
Federal tax credits	(0.51%)	(0.21%)	(0.18%)
Interest on deferred tax	0.00%	0.12%	0.13%
Dividends received deduction	(0.03%)	(0.06%)	(0.08%)
Other	(0.89%)	(0.07%)	(1.22%)
Actual tax expense of operations	35.20%	36.93%	36.55%